GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2023	Dec. 31, 2022
Goodwill
Goodwill, Beginning Balance		$ 337,320	$ 315,038
Acquisitions		7,077	34,833
Purchase Accounting Adjustments		(8,846)	(9,041)
Impairments			(2,480)
Foreign Exchange, Net		762	(1,030)
Goodwill, Ending Balance	$ 337,320	336,313	337,320
Retail
Goodwill
Goodwill, Beginning Balance		84,640	73,376
Acquisitions			10,971
Purchase Accounting Adjustments		(979)	293
Goodwill, Ending Balance	84,640	83,661	84,640
Packaging
Goodwill
Goodwill, Beginning Balance		148,909	128,541
Acquisitions			23,862
Purchase Accounting Adjustments		(7,867)	(3,494)
Goodwill, Ending Balance	148,909	141,042	148,909
Construction
Goodwill
Goodwill, Beginning Balance		87,670	89,000
Purchase Accounting Adjustments			(1,074)
Foreign Exchange, Net		135	(256)
Goodwill, Ending Balance	87,670	87,805	87,670
Construction | Commercial
Goodwill
Impairments	(2,500)
All Other
Goodwill
Goodwill, Beginning Balance		16,101	24,121
Acquisitions		7,077
Purchase Accounting Adjustments			(4,766)
Impairments			(2,480)
Foreign Exchange, Net		627	(774)
Goodwill, Ending Balance	$ 16,101	$ 23,805	$ 16,101